Lease liabilities	12 Months Ended
Dec. 31, 2024
Lease liabilities.
Lease liabilities

17Lease liabilities

The balance sheet shows the following amounts relating to lease liabilities:

	December 31,	December 31,
	2024	2023
	£ 000	£ 000
Long term lease liabilities	1,620	1,977
Current lease liabilities	581	643
Total lease liabilities	2,201	2,620

Lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be readily determined, which is generally the case, the Company’s incremental borrowing rate is used, being the rate that the Company would have to pay to borrow the funds necessary to obtain an asset of similar value to the right-of-use asset in a similar economic environment with similar terms, security and conditions.

Lease liabilities maturity analysis

A maturity analysis of lease liabilities based on contractual undiscounted gross cash flow is reported below:

	December 31,	December 31,
	2024	2023
	£ 000	£ 000
Less than one year	705	760
Within 2 - 5 years	1,409	1,916
More than 5 years	496	496
Total lease liabilities (undiscounted)	2,610	3,172

17Lease liabilities(continued)

Total cash outflows related to leases

Total cash outflows related to leases are presented in the table below:

	December 31,	December 31,
	2024	2023
Payment	£ 000	£ 000
Right of use assets	771	669
Low value leases	—	—
Short term leases	63	224
Total cash outflow	834	893

A reconciliation of the lease creditors is shown below:

£ 000
As at January 1, 2023	3,161
Additions	182
Reversal of lease liability	(193)
Interest element of payments to lease creditors	(199)
Principal element of payments to lease creditors	(530)
Interest expense of leases	199
As at December 31, 2023	2,620
Additions	196
Reversal of lease liability	—
Interest element of payments to lease creditors	(156)
Principal element of payments to lease creditors	(615)
Interest expense of leases	156
As at December 31, 2024	2,201

Lease creditors relate to property in Bristol and Kemble, UK. The cost, depreciation charge and carrying value for the right-of-use asset is disclosed in note 11 Right of use assets. The interest expense on lease liabilities is disclosed in note 7.